Note 6 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
6.	Transactions with Related Parties:

(a)   Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: From July 1, 2010 to March 10, 2014, Central Mare had been performing all operational, technical and commercial functions relating to the chartering and operation of the Company’s vessels, pursuant to a letter agreement, or the Letter Agreement, concluded between Central Mare, a related party affiliated with the family of the Company’s Chief Executive Officer, and the Company, as well as management agreements concluded between Central Mare and the Company’s vessel-owning subsidiaries. Furthermore, the Letter Agreement provided for the provision of services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under SEC and NASDAQ rules and regulations and information-system related services.

Pursuant to an amendment of the Letter Agreement on January 1, 2013, the Company paid a management fee of $250 per day per vessel up to June 30, 2013 and $258 per day per vessel up to October 16, 2013. That fee included all the abovementioned services. On October 16, 2013, the Letter Agreement was amended again and it provided for a fixed monthly fee of $15 for the provision of all the abovementioned services for the period when the Company did not have any operating vessels.

Central Mare received a chartering commission of 1.25% on all freight, hire and demurrage revenues; a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; a commission of 0.2% on derivative agreements and loan financing or refinancing and a newbuilding supervision fee of Euro 437, or approximately $531, per newbuilding vessel. All the abovementioned commissions and fees would apply only in the case that the service was provided.

On March 7, 2014, the Company terminated the Letter Agreement with Central Mare. No penalty was paid in connection with this termination.

(b)  Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

In July 2015 the 2,103 shares granted to the Company's Chief Executive Officer which would vest in the event of change of control were cancelled.

As of December 31, 2014 the amount due from Central Mare was $25 and as of December 31, 2015 the amount due to Central Mare was $14 and are presented in Due from/to related parties, which are presented on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year Ended December 31,
	2013	2014	2015	Presented in:
Management fees	505	33	-	Management fees - related party - Statement of comprehensive income/(loss)
Executive officers and other personnel expenses	1,760	840	1,560	General and administrative expenses - Statement of comprehensive income/(loss)
Commission for sale of vessels	260	-	-	Gain on sale of vessels - Statement of comprehensive income/(loss)
Commission on charter hire agreements	150	-	-	Voyage expenses - Statement of comprehensive income/(loss)
Management agreement termination fees	846	-	-	Management fees - related party - Statement of comprehensive income/(loss)
Amortization of awarded shares*	-	-	131	Management fees - related parties - Statement of comprehensive income/(loss)
Total	3,521	873	1,691

 *As per the Company’s new equity incentive plan (see Note 14), the Company incurred an amortization expense of $131 relating to the vesting of 22,875 shares to Central Mare’s nominee Tankers Family on June 30, 2015.

(c)  Newbuilding Vessel Acquisitions from Affiliated Entities: From December 5, 2013 to March 19, 2014 the Company entered into a series of transactions with a number of entities affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis that led to the purchase of the Company’s fleet of newbuilding vessels (see Note 4).

(d)  Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements: On March 10, 2014, the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on March 10, 2014 and June 18, 2014 the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively. The New Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the New Letter Agreement.

Pursuant to the New Letter Agreement, as well as Management Agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company pays a technical management fee of $561 per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard and a commercial management fee of $306 per day per vessel, commencing from the date the vessel is delivered from the shipyard. In addition, the Management Agreements provide for payment to CSM of: (i) $510 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% of all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSM also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSM the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSM provides, at cost, all accounting, reporting and administrative services. Finally, the New Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management Agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSM are adjusted annually according to the US Consumer Price Inflation of the previous year.

On December 31, 2015, the Board of Directors granted to CSM a performance incentive fee for the provision of management services throughout 2015 amounting to $600. This performance incentive fee is included in Management fees - related parties in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2015. For the year ended December 31, 2014, the performance incentive fee amounted to $400.

As of December 31, 2015 the amount due to CSM was $1,561 and is presented in Due to related parties, on the accompanying consolidated balance sheets. As of December 31, 2014 the amount due to CSM was $608.

The fees charged by and expenses relating to CSM for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year Ended December 31,
	2013	2014	2015	Presented in:
Management fees		50	140	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
		166	701	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	-	49	72	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	-	31	66	Vessel operating expenses -Statement of comprehensive income/(loss)
	-	18	114	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	-	104	189	Management fees - related parties -Statement of comprehensive income/(loss)
	-	10	-	Prepayments and other – Balance sheet
Financing fees	-	40	44	Deferred charges – Balance sheet
Commission for sale and purchase of vessels	-	383	570	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	-	46	161	Voyage expenses - Statement of comprehensive income/(loss)
Performance incentive fee	-	400	600	Management fees - related parties - Statement of comprehensive income/(loss)
Total	-	1,297	2,657

For year ended December 31, 2014 and 2015, CSM charged the Company newbuilding supervision related pass-through costs amounting to $665 and $1,037 respectively.

(e)  Navis Finance AS. ("Navis") – Sale and Purchase Brokerage Agreement: On October 2, 2014, the Company entered into a sale and leaseback brokerage agreement with Navis Finance AS, a company in which Per Christian Haukeness, a member of the Company’s Board of Directors, was one of the founding partners and a shareholder until January 2016, when he left Navis and is no longer a shareholder. Pursuant to this agreement, the Company agreed to pay a brokerage commission of 2% on any vessel sale and leaseback for which Navis Finance AS acted as broker. In connection with the sale and leaseback of M/T Stenaweco Energy and M/T Stenaweco Evolution in January and March of 2015, respectively, the Company paid to Navis a total of $1,140 in sale and leaseback brokerage commissions.

(f) Atlantis Ventures Ltd. (“Atlantis”) - Unsecured Credit Facility: On January 2, 2015 the Company entered into an unsecured credit facility with Atlantis Ventures Ltd, a related party affiliated with the family of the Company’s President, Chief Executive Officer, and Director, Evangelos Pistiolis, for $2,250 (see Note 11).

(g) Family Trading Inc. (“Family Trading”) - Revolving Credit Facility and Assumption of Liabilities: On December 23, 2015 the Company entered into an agreement for an unsecured revolving credit facility with Family Trading Inc, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director Evangelos J. Pistiolis, for up to $15,000 to be used to fund the Company’s newbuilding program and working capital relating to the Company’s operating vessels (see Note 11). On the same day, Family Trading agreed to assume the outstanding balance of the Delos Termination Fee (see Note 22) amounting to $3,796 that was immediately due, for a consideration of 1,355,816 of the Company’s common shares. , The shares were issued on January 12, 2016, when the owner of M/T Delos approved the reassignment of the Delos termination fee. The Company retains the right to buy back up to 60% of these shares at any time until December 31, 2016. This transaction was approved by a special committee of the independent directors of the Company.